Property and Equipment (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment (Textual)
Depreciation expense	$ 331,324	$ 146,624	$ 1,046,328	$ 350,415